Oil and Natural Gas Properties - Schedule of Properties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Extractive Industries [Abstract]
Proved	$ 344,990	$ 326,420
Unproved	30,783	32,084
Work-in-progress	6,526	15,398
Total oil and natural gas properties, gross	382,299	373,902
Accumulated depletion and amortization	(69,067)	(63,176)
Total oil and natural gas properties, net	$ 313,232	$ 310,726